PENSIONS AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2019
PENSIONS AND OTHER POST RETIREMENT BENEFITS
PENSIONS AND OTHER POST RETIREMENT BENEFITS

22. PENSIONS AND OTHER POST-RETIREMENT BENEFITS

The company's defined benefit pension plans provide pension benefits at retirement based on years of service and final average earnings (if applicable). These obligations are met through funded registered retirement plans and through unregistered supplementary pensions that are funded through retirement compensation arrangements, and/or paid directly to recipients. The company's contributions to the funded plans are deposited with independent trustees who act as custodians of the plans' assets, as well as the disbursing agents of the benefits to recipients. Plan assets are managed by a pension committee on behalf of beneficiaries. The committee retains independent managers and advisors.

Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity.

Funding of the registered retirement plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada and the U.K., and every year in the United States and Germany. The most recent valuations for the registered Canadian plans and U.K. were performed as at December 31, 2019. The company uses a measurement date of December 31 to value the plan assets and remeasure the accrued benefit obligation for accounting purposes.

The company's other post-retirement benefits programs are unfunded and include certain health care and life insurance benefits provided to retired employees and eligible surviving dependants.

The company reports its share of Syncrude's defined benefit and defined contribution pension plans and Syncrude's other post-retirement benefits plan.

The company also provides a number of defined contribution plans, including a U.S. 401(k) savings plan, that provide for an annual contribution of 5% to 11.5% of each participating employee's pensionable earnings.

Defined Benefit Obligations and Funded Status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2019	2018	2019	2018

Change in benefit obligation

Benefit obligation at beginning of year	6 730	6 717	557	597

Obligations acquired through acquisition (note 32)	—	185	—	8

Current service costs	220	235	13	13

Plan participants' contributions	16	15	—	—

Benefits paid	(293)	(296)	(24)	(23)

Interest costs	255	236	22	21

Foreign exchange	(13)	14	(1)	1

Settlements	5	5	—	—

Actuarial remeasurement:

Experience gain arising on plan liabilities	(11)	(26)	(2)	(18)

Actuarial gain arising from changes in demographic assumptions	—	(1)	—	—

Actuarial loss (gain) arising from changes in financial assumptions	799	(354)	66	(42)

Benefit obligation at end of year	7 708	6 730	631	557

Change in plan assets

Fair value of plan assets at beginning of year	5 795	5 799	—	—

Assets acquired through acquisition (note 32)	—	153	—	—

Employer contributions	157	182	—	—

Plan participants' contributions	16	15	—	—

Benefits paid	(269)	(273)	—	—

Foreign exchange	(8)	14	—	—

Settlements	5	5	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	218	201	—	—

Actuarial remeasurement:

Return on plan assets greater than (less than) discount rate	781	(299)	—	—

Fair value of plan assets at end of year	6 693	5 795	—	—

Net unfunded obligation	1 015	935	631	557

Of the total net unfunded obligations as at December 31, 2019, 97% relates to Canadian pension plans and other post-retirement benefits obligation (December 31, 2018 – 98%). The weighted average duration of the defined benefit obligation under the Canadian pension plans and other post-retirement plans is 14.60 years (2018 – 14.75 years).

The net unfunded obligation is recorded in Accounts Payable and Accrued Liabilities and Other Long-Term Liabilities (note 21) in the Consolidated Balance Sheets.

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2019	2018	2019	2018

Analysis of amount charged to earnings:

Current service costs	220	235	13	13

Interest costs	37	35	22	21

Defined benefit plans expense	257	270	35	34

Defined contribution plans expense	82	77	—	—

Total benefit plans expense charged to earnings	339	347	35	34

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2019	2018	2019	2018

Return on plan assets (excluding amounts included in net interest expense)	(781)	299	—	—

Experience gain arising on plan liabilities	(11)	(26)	(2)	(18)

Actuarial loss (gain) arising from changes in financial assumptions	799	(354)	66	(42)

Actuarial gain arising from changes in demographic assumptions	—	(1)	—	—

Actuarial loss (gain) recognized in other comprehensive income	7	(82)	64	(60)

Actuarial Assumptions

The cost of the defined benefit pension plans and other post-retirement benefits received by employees is actuarially determined using the projected unit credit method of valuation that includes employee service to date and present pay levels, as well as the projection of salaries and service to retirement.

The significant weighted average actuarial assumptions were as follows:

	Pension Benefits		Other Post-Retirement Benefits
(%)	December 31 2019	December 31 2018	December 31 2019	December 31 2018

Discount rate	3.10	3.80	3.10	3.90

Rate of compensation increase	3.00	3.00	3.00	3.00

The discount rate assumption is based on the interest rate on high-quality bonds with maturity terms equivalent to the benefit obligations.

The defined benefit obligation reflects the best estimate of the mortality of plan participants both during and after their employment. The mortality assumption is based on a standard mortality table adjusted for actual experience over the past five years.

In order to measure the expected cost of other post-retirement benefits, it was assumed for 2019 that the health care costs would increase annually by 6.50% per person (2018 – 6.50%). From 2020, this rate will decrease 0.5% annually to 5% by 2022, and remain at that level thereafter.

Assumed discount rates and health care cost trend rates may have a significant effect on the amounts reported for pensions and other post-retirement benefits obligations for the company's Canadian plans. A change of these assumptions would have the following effects:

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(25)	31

Effect on the benefit obligations	(988)	1 271

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefit obligations	(74)	91

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefit obligations	30	(26)

Plan Assets and Investment Objectives

The company's long-term investment objective is to secure the defined pension benefits while managing the variability and level of its contributions. The portfolio is rebalanced periodically, as required, to the plans' target asset allocation as prescribed in the Statement of Investment Policies and Procedures approved by the Board of Directors. Plan assets are restricted to those permitted by legislation, where applicable. Investments are made through pooled, mutual, segregated or exchange traded funds.

The company's weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2019	2018

Equities, comprised of:

– Canada	12	13

– United States	19	17

– Foreign	19	18

	50	48

Fixed income, comprised of:

– Canada	41	43

Real estate, comprised of:

– Canada	9	9

Total	100	100

Equity securities do not include any direct investments in Suncor shares. The fair value of equity and fixed income securities is based on the trading price of the underlying fund. The fair value of real estate investments is based on independent third-party appraisals.

During the year, the company made cash contributions of $157 million (2018 – $182 million) to its defined benefit pension plans, of which $2 million (2018 – $2 million) was contributed to the solvency reserve account in Alberta. The company expects to make cash contributions to its defined benefit pension plans in 2020 of $176 million.